Cash (used in)/generated from operations (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Cash (used in)/generated from operations
Profit before income tax	£ 51,745	£ 37,648	£ 54,274	£ 46,396
Depreciation	3,626	2,970	7,268	5,779
Amortization	31,257	33,440	63,444	68,571
Loss/(profit) on disposal of intangible assets	715	4,349	(11,302)	(18,079)
Net finance (income)/costs	(15,258)	6,346	(6,820)	11,472
Non-cash employee benefit expense - equity-settled share-based payments	227	161	365	371
Foreign exchange losses/(gains) on operating activities	87	(95)	(286)	182
Reclassified from hedging reserve	2,957	1,536	5,811	2,844
Changes in working capital:
Inventories	129	56	(405)	(1,194)
Prepayments	2,171	2,336	(181)	542
Contract assets - accrued revenue	(38,165)	(33,643)	(38,566)	(41,478)
Trade receivables	6,160	2,442	8,504	81,719
Other receivables	14,655	(1,438)	574	(1,490)
Contract liabilities - deferred revenue	(66,449)	(97,181)	(56,318)	(54,983)
Trade and other payables	(7,690)	54	(44,801)	(18,315)
Cash (used in)/generated from operations	£ (13,833)	£ (41,019)	£ (18,439)	£ 82,337